Equity Investments - Sportech (Details) £ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2014 USD ($)	Jan. 31, 2014 GBP (£)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 GBP (£)	Dec. 31, 2013 USD ($)
Schedule of Equity Method Investments [Line Items]
Gain on sale of equity interest			$ 0.0	$ 14.5		$ 0.0
Sportech
Schedule of Equity Method Investments [Line Items]
Equity interest (as a percent)			20.00%	20.00%	20.00%
Time lag allowed under Accounting Standards Codification (in days)			90 days
Sales proceeds	$ 44.9	£ 27.8
Gain on sale of equity interest				$ 14.5	£ 9.0